DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2018
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

16.    DEFERRED GOVERNMENT GRANT

The following table presents the Group's deferred government grant as of the respective balance sheet dates:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Beginning balance	24,208	19,580	2,848
Received during the year	—	—	—
Recognized as income during the year	(4,628)	(3,534)	(514)

Total balance of deferred government grant	19,580	16,046	2,334
Less: current portion	13,000	1,696	247

Balance of non-current deferred government grant	6,580	14,350	2,087

During the years ended December 31, 2016, 2017 and 2018, a certain government grants complied with the attached conditions. Hence, relevant government grants of RMB12,041,000, RMB4,628,000 and RMB3,534,000 (US$514,000) respectively, were recognized in the consolidated statements of comprehensive loss in other operating income during the years ended December 31, 2016, 2017 and 2018, respectively.